Investments in affiliated companies, joint ventures and others investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in affiliated companies and joint ventures
Investments	$ 6,492	$ 8,093	$ 4,497
Goodwill	2,947	3,026
Equity in earnings (losses) of investee adjustments	640	1,135	987
Dividends received	460	1,038	1,161
Norte Energia S.A.
Investments in affiliated companies and joint ventures
Interest in capital, total (as a percent)	9.00%
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,592	1,348	1,388
Equity in earnings (losses) of investee adjustments	765	1,095	1,013
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,311	1,109
Equity in earnings (losses) of investee adjustments	722	1,025	956
Dividends received	280	924	989
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	281	239	223
Equity in earnings (losses) of investee adjustments	43	70	57
Dividends received	60		83
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	51.11%
Interest in capital, total (as a percent)	51.00%
Net equity	349
Net income (loss) of the year	42
Investments	178	173
Equity in earnings (losses) of investee adjustments	22	45	48
Dividends received	26	22	3
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	51.00%
Interest in capital, total (as a percent)	50.89%
Net equity	205
Net income (loss) of the year	74
Investments	104	115
Equity in earnings (losses) of investee adjustments	38	19	40
Dividends received	36	20
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	214
Net income (loss) of the year	52
Investments	107	78
Equity in earnings (losses) of investee adjustments	26	32	43
Dividends received	20	32	11
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	51.00%
Interest in capital, total (as a percent)	50.90%
Net equity	125
Net income (loss) of the year	17
Investments	64	80
Equity in earnings (losses) of investee adjustments	8	47	18
Dividends received	18	38	25
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	53
Net income (loss) of the year	8
Investments	26	29
Equity in earnings (losses) of investee adjustments	2	3	6
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	1,380
Net income (loss) of the year	1,280
Investments	743	528
Goodwill	53	58
Equity in earnings (losses) of investee adjustments	639	878	798
Dividends received	179	812	950
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	55
Net income (loss) of the year	12
Investments	28	35
Equity in earnings (losses) of investee adjustments	6	8	4
Dividends received	1
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	25.00%
Interest in capital, total (as a percent)	25.00%
Net equity	93
Net income (loss) of the year	3
Investments	23	23
Equity in earnings (losses) of investee adjustments	1		9
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	49.21%
Interest in capital, total (as a percent)	49.21%
Net equity	74
Net income (loss) of the year	(43)
Investments	38	48
Equity in earnings (losses) of investee adjustments	(20)	(7)	(10)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	25.00%
Interest in capital, total (as a percent)	25.00%
Net equity	1,365
Net income (loss) of the year	234
Investments	341	282
Equity in earnings (losses) of investee adjustments	59	85	76
Dividends received	60		83
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	25.00%
Interest in capital, total (as a percent)	25.00%
Net equity	(239)
Net income (loss) of the year	(62)
Investments	(60)	(43)
Equity in earnings (losses) of investee adjustments	(16)	(15)	(19)
Base Metals
Investments in affiliated companies and joint ventures
Investments	2,652	3,616	265
Equity in earnings (losses) of investee adjustments	(19)	101	(10)
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	132	144
Equity in earnings (losses) of investee adjustments	21	8	(2)
Dividends received	7		10
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	252	234
Equity in earnings (losses) of investee adjustments	(5)	(6)	(10)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	31	11
Equity in earnings (losses) of investee adjustments			2
Base Metals | Aluminum
Investments in affiliated companies and joint ventures
Investments	2,237	3,227
Equity in earnings (losses) of investee adjustments	(35)	99
Dividends received	47	52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	680	665
Equity in earnings (losses) of investee adjustments	112	125	94
Dividends received	57	55	72
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	1,200	2,035
Equity in earnings (losses) of investee adjustments	(160)	(166)	(73)
Dividends received	9	7	7
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	368	429
Equity in earnings (losses) of investee adjustments	(58)	(20)	(37)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1	1
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	40.00%
Interest in capital, total (as a percent)	40.00%
Net equity	332
Net income (loss) of the year	53
Investments	132	144
Equity in earnings (losses) of investee adjustments	21	8	(2)
Dividends received	7		10
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	505
Net income (loss) of the year	(9)
Investments	252	234
Equity in earnings (losses) of investee adjustments	(5)	(6)	(10)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6	6
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	25.00%
Interest in capital, total (as a percent)	25.00%
Net equity	96
Investments	24	4
Equity in earnings (losses) of investee adjustments			2
Base Metals | Norsk Hydro ASA | Aluminum
Investments in affiliated companies and joint ventures
Investments	2,237	3,227
Equity in earnings (losses) of investee adjustments	(35)	99
Dividends received	47	52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	31.33%
Interest in capital, total (as a percent)	31.33%
Net equity	281
Net income (loss) of the year	(29)
Investments	94	114
Equity in earnings (losses) of investee adjustments	(10)	(7)	4
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	46.75%
Interest in capital, total (as a percent)	47.59%
Net equity	1,231
Net income (loss) of the year	259
Investments	586	551
Equity in earnings (losses) of investee adjustments	122	132	90
Dividends received	57	55	72
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	334
Net income (loss) of the year	31
Investments	167	161
Equity in earnings (losses) of investee adjustments	16	14	12
Dividends received	9	7	7
Base Metals | Companhia Siderurgica do PECEMCSP - CSP | Steel
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	998
Net income (loss) of the year	(13)
Investments	499	267
Equity in earnings (losses) of investee adjustments	(7)	(3)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	26.87%
Interest in capital, total (as a percent)	26.87%
Net equity	5,273
Net income (loss) of the year	(628)
Investments	534	1,607
Equity in earnings (losses) of investee adjustments	(169)	(177)	(85)
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	9.00%
Interest in capital, total (as a percent)	9.00%
Net equity	1,335
Net income (loss) of the year	(23)
Investments	120	75
Equity in earnings (losses) of investee adjustments	(2)
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	53.13%
Interest in capital, total (as a percent)	53.13%
Net equity	134
Net income (loss) of the year	(266)
Investments	71	145
Equity in earnings (losses) of investee adjustments	(58)	(16)	(33)
Base Metals | Others | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	177	209
Equity in earnings (losses) of investee adjustments	$ 2	$ (4)	$ (4)